13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

3/31/2002

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	May 9, 2002

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		27

Form 13F Information Table Value Total:	$431,901 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA REALTLY TRUST          SH BEN INT  004239-10-9  58,531      8,421,759.000        SOLE                SOLE
BP AMOCO PLC (FKA AMOCO)      SPONS ADR   055622-10-4  227         4,266.000            SOLE                SOLE
CATELLUS DEVELOPMENT CORP.    COM         149111-10-6  6,668       339,000.000          SOLE                SOLE
CURIS INC                     COM         231269-10-1  126         59,000.000           SOLE                SOLE
FANSTEEL INC. DEL             COM         307260-10-9  3           36,432.000           SOLE                SOLE
FELCOR LODGING TRUST          COM         31430F-10-1  30,704      1,444,878.000        SOLE                SOLE
FOREST CITY ENTERPRISES INC.  CL A        345550-10-7  18,696      492,000.000          SOLE                SOLE
HANDSPRING INC.               COM         410293-10-4  109         23,372.000           SOLE                SOLE
HILTON HOTELS GROUP C.S.      COM         432848-10-9  16,574      1,159,000.000        SOLE                SOLE
HOST MARRIOTT CORP ( NEW )    COM         44107P-10-4  15,236      1,275,000.000        SOLE                SOLE
IHOP CORP                     COM         449623-10-7  16,383      486,000.000          SOLE                SOLE
INNOVEDA INC                  COM         45769F-10-2  74          37,249.000           SOLE                SOLE
LATIN AMERICAN DISCOVERY  FD  COM         51828C-10-6  15,277      1,372,600.000        SOLE                SOLE
MACERICH COMPANY              COM         554382-10-1  13,628      452,000.000          SOLE                SOLE
MARRIOTT INTERNATIONAL INC    CL A        571903-20-2  10,383      231,000.000          SOLE                SOLE
MORGAN STAN D WITTR EMG MK    COM         61744G-10-7  14,851      1,425,200.000        SOLE                SOLE
MORGAN STAN D WITTR ASISA PAC COM         61744U-10-6  33,933      3,992,123.000        SOLE                SOLE
MORGAN STANLEY D. W. GOV'T    GOVT INC TR 61745P-10-6  64,725      7,517,400.000        SOLE                SOLE
ORIGINAL 16 TO ONE MINE       COM         686203-10-0  22          67,500.000           SOLE                SOLE
RAYONIER INC.                 COM         754907-10-3  9,926       186,300.000          SOLE                SOLE
ROYCE FOCUS TR                COM         78080N-10-8  19,657      2,749,643.000        SOLE                SOLE
ROYCE MICRO-CAP. TR INC       COM         780915-10-4  50,024      4,154,832.000        SOLE                SOLE
SCUDDER INTER GOVT TR         SH BEN INT  811163-10-4  23,802      3,490,000.000        SOLE                SOLE
SIMPLEX SOLUTION INC          COM         828854-10-9  1,986       200,044.000          SOLE                SOLE
TRIZEC HAHN CORP              SUB VTG     896938-10-7  8,786       555,000.000          SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  247         13,743.000           SOLE                SOLE
WYETH                         COM         983024-10-0  1,325       20,176.000           SOLE                SOLE

TOTAL                                                  431,901     40,205,517.000